PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173

713.626.1919 www.invesco.com

December 18, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds)

CIK No. 0000842790

Ladies and Gentlemen:

On behalf of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Registrant”), attached herewith for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is the electronic version of the Registrant’s Post-Effective Amendment No. 69 (the “Amendment”) to its registration statements on Form N-1A, relating to Invesco Limited Maturity Treasury Fund (the “Fund”). As counsel to Invesco Advisers, Inc., investment advisor to the Fund, I have reviewed the Amendment and have determined that the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

Please send copies of all correspondence with respect to the Amendment to me at the above address or contact me at (404) 439-3428.

Sincerely,

/S/ Odeh Stevens

Odeh Stevens

Counsel